SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
Dec. 31, 2013
Asset held for sale
Accounts receivable, net of allowances for doubtful accounts	$ 9,427,504
Prepaid expenses and other current assets	2,349,030
Deferred tax assets-current	5,325
Property, plant and equipment, net	109,583,265
Prepaid land use right	1,257,974
Other long-term assets	15,293
Total	122,638,391
Liabilities held for sale
Short-term borrowings	2,147,444
Accounts payable	34,296
Other current liabilities	11,436,750
Long-term borrowings	85,815,166
Total	$ 99,433,656
Buildings | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	40 years
Buildings | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	50 years
Plant and machinery | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	10 years
Plant and machinery | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	25 years
Motor vehicles | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	4 years
Motor vehicles | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	5 years
Office equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	3 years
Office equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	5 years